Share-based payments - Cash settled, Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-based payments
Liabilities from share-based payment transactions beginning balance	R 2,887	R 1,628		R 1,425
Share-based payment obligation on acquisition/deconsolidation of subsidiary	5,275	2,887		1,628		R 1,425
Fair value loss on obligations	2,155	860		129
Cash settled share-based payments paid	(272)	(240)		(275)
Foreign currency translation	7	3		(4)
Liabilities from share-based payment transactions end balance	5,275	2,887		1,628
Current portion of cash-settled share-based payment obligations	(284)	(58)	[1]	(33)	[1]
Non-current portion of cash-settled share-based payment obligations	4,991	2,829	[1]	1,595	[1]
Loss on deconsolidation of subsidiaries	308	0		0
Cash and cash equivalents	26,076	30,292	[1]	20,240	[1]	R 5,619
Keliber
Share-based payments
Liabilities from share-based payment transactions beginning balance	0	0
Share-based payment obligation on acquisition/deconsolidation of subsidiary	14	0		0
Cash-settled share-based payments expense	39
Liabilities from share-based payment transactions end balance	14	0		0
Bapo Ba Mogale Community Trust
Share-based payments
Liabilities from share-based payment transactions beginning balance	0	0
Share-based payment obligation on acquisition/deconsolidation of subsidiary	251	0		0
Liabilities from share-based payment transactions end balance	251	0		0
Loss on deconsolidation of subsidiaries	309
Cash and cash equivalents	58
Rustenburg operation
Share-based payments
Fair value loss on obligations	1,190	671		129
Marikana
Share-based payments
Fair value loss on obligations	965	189
Share-Based Payment Arrangements other than BEE transaction
Share-based payments
Liabilities from share-based payment transactions beginning balance	260	160
Share-based payment obligation on acquisition/deconsolidation of subsidiary	431	260		160
Cash-settled share-based payments expense	233	232		353
Liabilities from share-based payment transactions end balance	431	260		160
Share-based payment on BEE transaction
Share-based payments
Fair value loss on obligations	0	404		0
Share-based payment on BEE transaction | Rustenburg operation
Share-based payments
Liabilities from share-based payment transactions beginning balance	2,067	1,468
Share-based payment obligation on acquisition/deconsolidation of subsidiary	3,112	2,067		1,468
Liabilities from share-based payment transactions end balance	3,112	2,067		1,468
Share-based payment on BEE transaction | Marikana
Share-based payments
Liabilities from share-based payment transactions beginning balance	560	0
Share-based payment obligation on acquisition/deconsolidation of subsidiary	1,732	560		0
Liabilities from share-based payment transactions end balance	1,732	560		0
Sibanye-Stillwater 2020 Share Plan, 2021 Share Plan and 2022 Share Plan (cash-settled scheme)
Share-based payments
Expense from cash-settled share-based payment transactions	R 194	R 232
Stillwater cash settled scheme
Share-based payments
Cash-settled share-based payments expense				1
DRDGOLD (cash-settled scheme)
Share-based payments
Cash-settled share-based payments expense				R 128

[1]	* Restated — see note 1.5